Schedule of Foreign Exchange Rates (Details)	Dec. 31, 2023	Dec. 31, 2022
Year/Period-end MYR : US$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	4.5915	4.4130
Year/Period-average MYR : US$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	4.5653	4.4005
Year/Period-end MYR : HKD$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	0.5876	0.5659
Year/Period-average MYR : HKD$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	0.5832	0.5619
Year/Period-end MYR : SGD$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	3.4822	3.2819
Year/Period-average MYR : SGD$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	3.3981	3.1912
Year/Period-end MYR : CNY$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	0.6469	0.6342
Year/Period-average MYR : CNY$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	0.6441	0.6540